CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Convertible debt, unamortized discount	$ 980,852	$ 371,387
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized	25,000,000	25,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized	500,000,000	500,000,000
Common stock, issued	193,637,747	128,902,124
Common stock, outstanding	193,637,747	128,902,124